Property and Equipment	12 Months Ended
Mar. 31, 2024
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
4. Property and Equipment

	March 31, 2024	March 31, 2023
	(Amounts in millions)

Leasehold improvements	$34.4	$27.6
Property and equipment	18.1	15.2
Computer equipment and software	84.2	71.5

	136.7	114.3
Less accumulated depreciation and amortization	(100.6)	(91.7)

	36.1	22.6
Land	1.2	1.2

	$37.3	$23.8

During the year ended March 31, 2024, depreciation expense amounted to $10.3 million (2023—$12.2 million, 2022—$12.4 million).